Trade receivables (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Schedule aged analysis of trade receivables

The aged analysis of trade receivables at the end of the reporting period:

	2024	2023
	USD	USD

Neither past due nor impair	27,218	4,237

Past due but not impair:
1 to 30 days	952	2,682
30 to 60 days	12,461	-
More than 60 days	33,385	13,968

	74,016	20,887

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Schedule aged analysis of trade receivables

The aged analysis of trade receivables at the end of the reporting period:

	30.9.2024	30.9.2023
	USD	USD
	(Unaudited)	(Unaudited)

Neither past due nor impair	41,067	54,372

Past due but not impair:
1 to 30 days	21,818	63,696
30 to 60 days	86,960	78,217
More than 60 days	191,511	296,034

	341,356	492,319